New Standards, Amendments and Interpretations Adopted by the Group (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies, Accounting Estimates And Errors [Abstract]
Schedule of initial application of standards or interpretations

Standard/Interpretation		Impact	Effective date	Planned application by the Group
New standards, interpretations or amendments
IFRS 17	Insurance contracts	1)	January 1, 2021	FY 2021
IFRS 3	Amendments to IFRS 3, Definition of a business	1)	January 1, 2020	FY 2020
IAS 1/IAS 8	Amendments to IAS 1 and IAS 8, Definition of material	1)	January 1, 2020	FY 2020
Conceptual Framework	Amendments to References to the Conceptual Framework in IFRS Standards	1)	January 1, 2020	FY 2020

1)	No material impact on the Group is expected from these standards and amendments issued but not effective.